Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 795,154	$ 1,309,929	$ 1,234,188
Account receivables, net	1,310,608	1,184,130	1,004,690
Prepayment, deposits and other receivables	254,931	146,233	114,133
Tax assets	333,847	280,354	219,698
Total current assets	2,758,836	2,924,455	2,572,709
Non-current Assets
Right-of-use assets, net	576,831	615,444	651,853
Property, plant and equipment, net	706,196	614,673	520,216
Deferred income tax assets	344	324	43
Investment in associates	8,322	7,944	8,153
Total non-current assets	1,291,693	1,238,385	1,180,265
TOTAL ASSETS	4,050,529	4,162,840	3,752,974
Current liabilities
Other payables and accrued liabilities	904,691	1,151,256	586,595
Account payable	142,840	39,296	24,900
Income tax payable	3,358	60,483	3,358
Hire purchase – current portion	15,234		4,759
Lease liability – current portion	57,562	64,787	60,394
Total current liabilities	1,227,596	1,461,840	890,753
Non-current liabilities
Hire purchase – non-current portion	31,078
Lease liability – non-current portion	519,269	550,657	591,459
Deferred tax liabilities	5,305	4,991	12,013
Total non-current liabilities	555,652	555,648	603,472
TOTAL LIABILITIES	1,783,248	2,017,488	1,494,225
STOCKHOLDERS’ EQUITY
Preferred shares, value
Common stock, value	8,192	8,155	8,155
Additional paid-in capital	10,795,250	10,467,687	10,467,687
Accumulated other comprehensive loss	(150,777)	(271,870)	(320,441)
Accumulated deficit	(8,339,723)	(8,039,600)	(7,896,023)
Non-controlling interest	(45,661)	(19,020)	(629)
TOTAL STOCKHOLDERS’ EQUITY	2,267,281	2,145,352	2,258,749
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	4,050,529	4,162,840	3,752,974
Related Party [Member]
Current assets
Amount due from related parties	64,296	3,809
Current liabilities
Account payable	62,277	19,984	19,467
Amount due			1,000
Director [Member]
Current liabilities
Amount due	$ 103,911	$ 146,018	$ 209,747